                                  July 18, 2006

VIA EDGAR AND OVERNIGHT DELIVERY
--------------------------------

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549


Attention:   Mr. Jeffrey Riedler
             Mr. Greg Belliston
             Ms. Amy Bruckner
             Ms. Mary Mast

        RE:    TRUBION PHARMACEUTICALS, INC.
               REGISTRATION STATEMENT ON FORM S-1
               FILED JUNE 2, 2006
               FILE NO. 333-134709

Ladies and Gentlemen:

     On behalf of Trubion Pharmaceuticals, Inc. (the "Company"), we respectfully submit this letter in response to comments from the Staff of the Securities and Exchange Commission received by letter dated June 29, 2006, relating to the Company's Registration Statement on Form S-1 (File No. 333-134709) filed with the Commission on June 2, 2006.

     The Company is concurrently filing via EDGAR Amendment No. 1 to the Registration Statement. For the convenience of the Staff, we are enclosing herewith marked copies, complete with exhibits, of Amendment No. 1.

     In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company's response thereto.

FORM S-1
--------

GENERAL
-------

1. COMMENTS REGARDING YOUR CONFIDENTIAL TREATMENT REQUEST WILL BE SENT UNDER SEPARATE COVER.

     The Company acknowledges the Staff's comment and will await the Staff's further response.

2. PLEASE PROVIDE US PROOFS OF ALL GRAPHIC, VISUAL, OR PHOTOGRAPHIC INFORMATION YOU WILL PROVIDE IN THE PRINTED PROSPECTUS PRIOR TO ITS USE, FOR EXAMPLE IN A PRELIMINARY PROSPECTUS. PLEASE NOTE WE MAY HAVE COMMENTS REGARDING THESE MATERIALS.

     The Company does not currently intend to include any graphic, visual, or photographic information in the printed prospectus that is not already included in the Registration Statement. If the Company includes any such additional information, it will provide it to the Staff for comment prior to inclusion in any printed prospectus.

3. PLEASE NOTE THAT WHEN YOU FILE A PRE-EFFECTIVE AMENDMENT CONTAINING PRICING-RELATED INFORMATION, WE MAY HAVE ADDITIONAL COMMENTS. AS YOU ARE LIKELY AWARE, YOU MUST FILE THIS AMENDMENT PRIOR TO CIRCULATING THE PROSPECTUS.

     The Company acknowledges that the Staff may have additional comments when the Company files a pre-effective amendment containing pricing-related information. The Company will file that amendment prior to circulating the preliminary prospectus.

4. PLEASE NOTE THAT WHEN YOU FILE A PRE-EFFECTIVE AMENDMENT THAT INCLUDES YOUR PRICE RANGE, IT MUST BE BONA FIDE. WE INTERPRET THIS TO MEAN YOUR RANGE MAY NOT EXCEED $2 IF YOU PRICE BELOW $20 AND 10% IF YOU PRICE ABOVE $20.

     The Company acknowledges the Staff's comment, and when the Company files a pre-effective amendment that includes the price range, the price range will be bona fide.

PROSPECTUS SUMMARY, PAGE 1
--------------------------

5. WE NOTE YOU ARE "DEVELOPING A PIPELINE OF PRODUCT CANDIDATES TO TREAT AUTOIMMUNE DISEASE AND CANCER." RATHER THAN STATING YOU HAVE A "PIPELINE" OF SUCH PRODUCT CANDIDATES, PLEASE STATE THE NUMBER OF PRODUCT CANDIDATES YOU ARE CURRENTLY DEVELOPING TO TREAT AUTOIMMUNE DISEASE AND THE NUMBER YOU ARE DEVELOPING TO TREAT CANCER.

     The Company has revised the disclosure to state that it is "creating a pipeline of product candidates to treat autoimmune disease and cancer." The Company respectfully submits that stating the number of product candidates in its pipeline at any one time would be misleading to investors because the Company often elects not to pursue further development of potential product candidates after only a preliminary investigation. In addition, the Company believes that the use of the phrase "creating a pipeline" emphasizes the Company activity rather than its product candidates and accurately describes the Company's efforts to create a broad portfolio of new product candidates utilizing its SMIP drug assembly technology. Finally, the Company discloses in the Registration Statement its efforts directed to the TRU-015 product candidate and the TRU-016 program, the two product areas that have reached a stage of development that the Company believes to be material to investors. In the future, the Company will timely disclose additional product candidates and product development programs that are material to investors.

6. PLEASE EXPLAIN WHAT "HIGHLY SPECIFIC" MEANS IN THE CONTEXT OF DESCRIBING A DRUG. ALSO DEFINE THE FOLLOWING TERMS, WHICH APPEAR ON PAGES 1 AND 2:
     SINGLE-CHAIN POLYPEPTIDES, VALIDATED CLINICAL TARGETS, CD37, ACR20, ACR50, ACR70, CD20, B CELLS, BINDING DOMAIN, HINGE DOMAIN, AND EFFECTOR DOMAIN.

     The Company has revised the summary in response to the Staff's comment (i) to delete the term "highly-specific," (ii) to explain the concept "validated clinical targets," (iii) to define the terms "CD37," "CD20," "ACR20," "ACR50" and "ACR70" and (iv) to explain that binding domains, hinge domains and effector domains are polypeptides. The Company respectfully submits to the Staff, however, that the terms "single-chain polypeptides" and "B cells" are precise scientific terms that are necessary to explain and distinguish complicated biological materials.

OUR CURRENT DEVELOPMENT PROGRAMS, PAGE 1
----------------------------------------

7. PLEASE CITE A SOURCE FOR EACH OF THE FIGURES YOU STATE REGARDING THE NUMBER OF PEOPLE AFFLICTED WITH THE DISEASES YOUR DRUG CANDIDATES WILL TARGET AND THE MARKET SIZE OF THOSE DRUGS. PROVIDE COPIES OF ALL THIRD PARTY SOURCES SUPPORTING STATISTICS RELATING TO THE NUMBER OF PEOPLE AFFLICTED WITH DISEASES, THE POTENTIAL MARKET FOR YOUR PRODUCTS, ETC. THESE MATERIALS SHOULD BE MARKED TO INDICATE THE INFORMATION THAT SUPPORTS YOUR STATEMENTS.

     In response to the Staff's comment, the Company has included with this letter copies of all third party sources supporting the statistics in the Registration Statement relating to the number of people afflicted with diseases and potential market for the Company's product candidates. In connection with the sources provided, the Company supplementally advises the Staff that:

     A. The $7.6 billion total 2005 worldwide sales of protein therapeutics used for the treatment of rheumatoid arthritis statistic that is first disclosed on page 1 is based on reported sales of Remicade (Johnson & Johnson and Schering-Plough, $2.5 billion), Enbrel (Amgen and Wyeth, $3.7 billion) and HUMIRA (Abbott, $1.4 billion).

     B. The approximately 100,000 new cases of rheumatoid arthritis diagnosed in the United States each year statistic that is first disclosed on page 1 is based on information in a report from Datamonitor that indicates that the incidence in the United States was 32.7 per 100,000 people in 1994. Based on the current United States population of approximately 300 million people, the Company extrapolated from the Datamonitor statistics an approximate incidence rate of 100,000 per 300 million people in the United States.

     C. Since the filing of the Registration Statement on June 2, 2006, the Company has become aware that the U.S. Food and Drug Administration rejected an application for orphan drug designation of a product for the treatment of a subset of systemic lupus erythematosus by Asperva Pharmaceuticals and Roche Pharmaceuticals on the grounds that the patient population of systemic lupus erythematosus is greater than 200,000. As a result, the Company is no longer citing the 150,000 statistic provided by eMedicine that was first disclosed on page 1 and is instead relying on a 236,000 statistic provided by Datamonitor. The Company is also now relying on Datamonitor's data with regard to the incidence of systemic lupus erythematosus in the United Kingdom and United States. The Company notes that there is a wide range of estimates related to the size of the patient population as discussed in the Datamonitor report included with this letter, but believes that the 236,000 statistic is the most conservative statistic that is not inconsistent with the FDA's position that the patient population is greater than 200,000.

     D. The 2005 worldwide sales of Rituxan/Mabthera statistic of approximately $3.2 billion that is first disclosed on page 2 is based on Roche Pharmaceutical's reported sales of Rituxan/Mabthera in Swiss francs of CHF 4,154 million. Based on the average currency exchange rate on December 31, 2005 of $1 to CHF 0.76020, sales of CHF 4,154 million is the equivalent of approximately $3.2 billion.

8.   PLEASE EXPLAIN THE TERM ACR20 AND ITS SIGNIFICANCE.

     The Company has revised the summary disclosure on page 1 in response to the Staff's comment.

9. REVISE TO PROVIDE MORE INFORMATION ABOUT THE CURRENT STAGE OF DEVELOPMENT OF TRU-015 FOR THE TREATMENT OF SYSTEMIC LUPUS ERYTHEMATOSUS.

     The Company has revised the summary disclosure on page 2 in response to the Staff's comment. The Company supplementally advises the Staff that it cannot, other than as set forth in the Registration Statement, provide any further information regarding the current stage of development of TRU-015 for systemic lupus erythematosus because Wyeth manages all of such development activity and information. As the Company receives such information from Wyeth, and to the extent that it is material to investors, the Company intends to make timely disclosure thereof.

10. WE NOTE YOU EXPECT TO FILE AN IND FOR TRU-016 IN THE SECOND HALF OF 2007. PLEASE DISCLOSE THAT YOU MIGHT NOT BE ABLE TO DO SO, AND BRIEFLY OUTLINE WHAT STEPS YOU WILL NEED TO ACCOMPLISH BEFORE FILING AN IND.

     The Company has revised the summary disclosure on page 2 in response to the Staff's comment. The Company supplementally advises the Staff that it does not consider preclinical activities to be material to investors. As a consequence, in the future, the Company will disclose efforts directed to a product candidate at such time as it commits significant resources to the development of a clinical plan for such product candidate.

SMIP CUSTOM DRUG ASSEMBLY, PAGE 2
---------------------------------

11. PLEASE EXPLAIN IN EVERYDAY LANGUAGE WHAT YOUR SMIP TECHNOLOGY DOES. WE NOTE IT IS A "DRUG ASSEMBLY TECHNOLOGY." DOES THIS MEAN IT IS A MANUFACTURING TECHNOLOGY, A SCREENING PROCESS, OR SOMETHING ELSE?

     The Company has revised the summary disclosure on page 2 in response to the Staff's comment.

12. WE NOTE THE COMPARISONS TO THERAPEUTIC MONOCLONAL ANTIBODIES, MABS. PLEASE DEFINE THIS TERM, AND CLARIFY WHY YOU COMPARE YOUR PRODUCTS TO THEM. FOR EXAMPLE, DO YOUR PRODUCTS COMPETE WITH MABS?

     The Company has revised the summary disclosure on page 2 in response to the Staff's comment.

RISK FACTORS, PAGE 7
--------------------

13. PLEASE DELETE THE REFERENCE IN THE INTRODUCTORY PARAGRAPH TO "OTHER RISKS NOT CURRENTLY KNOWN TO US OR THAT WE CURRENTLY DEEM IMMATERIAL." YOUR DOCUMENT SHOULD DISCUSS ALL MATERIAL RISKS, AND IT IS INAPPROPRIATE TO REFER TO RISKS NOT DESCRIBED IN THIS SECTION.

     The Company has revised the introductory paragraph to the risk factors in response to the Staff's comment.

OUR NEAR-TERM SUCCESS IS DEPENDENT ON THE SUCCESS OF OUR LEAD PRODUCT.., PAGE 7
-------------------------------------------------------------------------------

14. PLEASE REPLACE THE WORDS "NEAR-TERM" IN THE RISK FACTOR HEADING WITH THE APPROXIMATE NUMBER OF YEARS DURING WHICH YOU BELIEVE YOUR SUCCESS WILL BE DEPENDENT ON TRU-015.

     The Company has deleted the word "near-term" in response to the Staff's comment. The Company supplementally advises the Staff that it has chosen not to include an approximate number of years because it believes that doing so would mitigate the risk factor.

15. WE NOTE TRU-015 WILL NEED TO UNDERGO ADDITIONAL PHASE II AND PHASE III TRIALS BEFORE IT CAN BE COMMERCIALIZED. PLEASE DISCLOSE, IF TRUE, THAT THIS PROCESS COULD TAKE SEVERAL YEARS AND COST SEVERAL MILLIONS OF DOLLARS.

     The Company has revised the risk factor in response to the Staff's comment.

16. IF YOU ARE CURRENTLY AWARE THAT WYETH DOES NOT INTEND TO ADVANCE TRU-015 AS QUICKLY AS YOU WOULD LIKE, PLEASE DISCLOSE THAT FACT IN THE RISK FACTOR.

     The Company supplementally advises the Staff that the Company is not aware that Wyeth intends to advance TRU-015 slower than the Company would like.

WE ARE A BIOPHARMACEUTICAL COMPANY WITH A LIMITED OPERATING HISTORY ..., PAGE 7
-------------------------------------------------------------------------------

17. WE NOTE YOUR STATEMENT THAT YOU ARE SUBJECT TO ALL THE RISKS INCIDENT TO THE CREATION OF NEW BIOLOGICAL PRODUCTS. PLEASE IDENTIFY THESE RISKS.

     The Company has revised the risk factor in response to the Staff's comment.

THERE IS NO ASSURANCE THAT WE WILL BE GRANTED REGULATORY APPROVAL ..., PAGE 8
-----------------------------------------------------------------------------

18.  PLEASE DEFINE "LEAD IDENTIFICATION" AND "LEAD OPTIMIZATION."

     The Company has revised the risk factor in response to the Staff's comment to replace the terms "lead identification" and "lead optimization" with "discovery."

WE ARE DEPENDENT UPON OUR COLLABORATIVE RELATIONSHIP WITH WYETH ..., PAGE 8
---------------------------------------------------------------------------

19. PLEASE STATE THE DATE OF THE AGREEMENT'S SECOND ANNIVERSARY SINCE THE AGREEMENT BECOMES TERMINABLE AT WILL BY WYETH ON THIS DATE.

     The Company has revised the risk factor in response to the Staff's comment.

WE RELY ON THIRD PARTIES TO CONDUCT OUR CLINICAL TRIALS ..., PAGE 10
--------------------------------------------------------------------

20. IF YOU ARE SUBSTANTIALLY DEPENDENT ON ANY COMPANIES CONDUCTING CLINICAL TRIALS, PLEASE IDENTIFY THESE PARTIES, FILE COPIES OF YOUR AGREEMENTS WITH THEM AND DISCUSS THE MATERIAL TERMS OF THE AGREEMENTS IN YOUR BUSINESS SECTION.

     The Company supplementally advises the Staff that it does not believe that it is substantially dependent upon any company that is conducting clinical trials on the Company's behalf. The Company engages multiple companies to conduct its clinical trials, and none of such companies conducts a major portion of the Company's clinical trials.

FAILURE TO OBTAIN REGULATORY APPROVAL IN FOREIGN JURISDICTIONS ..., PAGE 10
---------------------------------------------------------------------------

21. HAVE YOU STARTED THE APPROVAL PROCESS IN ANY COUNTRY BESIDES THE UNITED STATES? IF NOT, PLEASE DISCLOSE THAT FACT IN THE RISK FACTOR. IF YOU HAVE, PLEASE DISCUSS IN YOUR BUSINESS SECTION THE STATUS IN EACH COUNTRY.

     The Company has revised the risk factor in response to the Staff's comment. The Company supplementally advises the Staff that it has not started the approval process in any country.

WE CANNOT GUARANTEE THAT OUR PROCESSES OR PRODUCT CANDIDATES ..., PAGE 12
-------------------------------------------------------------------------

22. WE NOTE THE GENENTECH EUROPEAN PATENT IS "DIRECTED TO THE USE OF AN ANTI-CD20 ANTIBODY FOR THE TREATMENT FOR RA," WE ALSO NOTE FROM YOUR PROSPECTUS SUMMARY THAT THE WYETH COLLABORATION INVOLVES TRU-015 "AND OTHER THERAPEUTICS DIRECTED TO CD20." THUS, IT APPEARS THE GENENTECH EUROPEAN PATENT SITUATION COULD HAVE IMPLICATIONS ON TRU-015 AND THE WYETH COLLABORATION.

     o PLEASE DISCUSS THE POTENTIAL CONSEQUENCES THAT AN ADVERSE OUTCOME IN THE GENENTECH EUROPEAN PATENT SITUATION COULD HAVE ON TRU-015 AND THE WYETH COLLABORATION;

     o    REVISE THE RISK FACTOR HEADING TO MENTION TRU-015 AND WYETH; AND

     o    DISCUSS THIS SITUATION IN THE PROSPECTUS SUMMARY.

        The Company has revised the summary disclosure on page 3 to discuss the Genentech European patent situation and revised the risk factor in response to the Staff's comment.

WE FACE POTENTIAL PRODUCT LIABILITY EXPOSURE ..., PAGE 14
---------------------------------------------------------

23.  PLEASE DISCLOSE THE AMOUNT OF YOUR PRODUCT LIABILITY INSURANCE COVERAGE.

     The Company supplementally advises the Staff that the amount of its product liability insurance coverage changes from time to time as a result of changing premiums and other factors determined by its insurance carrier that are outside of the Company's control and the Company's assessment of the reasonably foreseeable risks that it faces in light of the progress of the Company's clinical trials. Although the Company seeks to maintain an adequate amount of product liability insurance coverage at all times, the Company respectfully submits that disclosure of the current amount of the Company's current product liability insurance coverage would not be meaningful to investors.

WE CURRENTLY RELY ON A SINGLE MANUFACTURER TO SUPPLY OUR PRODUCT CANDIDATES ..., PAGE 15
-------------------------------------------------------------------------------

24. PLEASE DISCLOSE THE DURATION AND TERMINATION PROVISIONS OF YOUR AGREEMENTS WITH LONZA BIOLOGICS.

     The Company has revised the risk factor in response to the Staff's comment.

THE LOSS OF MEMBERS OF OUR MANAGEMENT TEAM COULD SUBSTANTIALLY DISRUPT ..., PAGE 17
-------------------------------------------------------------------------------

25. PLEASE IDENTIFY THE MEMBERS OF YOUR MANAGEMENT TEAM AND OTHER KEY EMPLOYEES THIS RISK FACTOR IS INTENDED TO DESCRIBE.


     The Company respectfully submits that this risk factor is not intended to describe any specific employees, but instead is intended to describe the Company's reliance on the contributions of its management team as a whole and the group of employees that is primarily responsible for managing the Company's relationship with Wyeth. The Company supplementally advises the Staff that the importance of any individual within the management team or other key employee is largely dependent upon his or her expertise and what relevance that expertise has to the current status of the Company's product development efforts. For example, an employee who is critical to the preclinical design of a product candidate may not be critical to the success of that product candidate once it is in clinical trials. As a result, if the Company were to include in the risk factor a list of members of the management team or other key employees, the list would of necessity include the entire management team and other key employees and may lead an investor to wrongly conclude that each member of the management team and other key employee is necessary to the success of the Company.

IF WE USE BIOLOGICAL AND HAZARDOUS MATERIALS..., PAGE 17
--------------------------------------------------------

26. PLEASE DISCLOSE THE LIMITATIONS ON INSURANCE INVOLVING THESE TYPES OF INCIDENTS.

     The Company has revised the risk factor in response to the Staff's comment.

PURCHASERS IN THIS OFFERING WILL EXPERIENCE IMMEDIATE ..., PAGE 20
------------------------------------------------------------------

27. PLEASE REVISE THIS RISK FACTOR TO EXPLAIN THAT INVESTORS WHO PURCHASE SHARES WILL CONTRIBUTE____% OF THE TOTAL AMOUNT TO FUND THE COMPANY BUT WILL OWN ONLY___% OF THE VOTING RIGHTS.

     The Company has revised the risk factor in response to the Staff's comment.

USE OF PROCEEDS, PAGE 22
------------------------

28. WE NOTE YOU ANTICIPATE USING THE PROCEEDS FROM THIS OFFERING AND THE PRIVATE PLACEMENT WITH WYETH FOR SUCH PURPOSES AS "CLINICAL TRIALS, RESEARCH AND DEVELOPMENT, MANUFACTURING AND GENERAL AND ADMINISTRATIVE EXPENSES."

     o PLEASE STATE APPROXIMATELY HOW MUCH FUNDS YOU ANTICIPATE USING FOR EACH OF THESE FOUR CATEGORIES.

     o PLEASE IDENTIFY THE PRODUCT CANDIDATES FOR WHICH YOU PLAN TO DO CLINICAL TRIALS AND RESEARCH AND DEVELOPMENT

     o STATE YOUR BEST ESTIMATE OF THE STAGE OF DEVELOPMENT TO WHICH YOU ANTICIPATE THE PROCEEDS WILL TAKE EACH PRODUCT CANDIDATE.

     The Company supplementally advises the Staff that the results and timing of the commencement and completion of its clinical trials and product development efforts are difficult to accurately predict and will depend, in part, on the amount of proceeds it receives in the offering. As a result, the Company cannot provide a reliable estimate of the amount it will spend on any of the categories identified in the "Use of Proceeds" section or the timing of these expenditures. However, in response to the Staff's comment, the Company has revised the disclosure in "Use of Proceeds" to make reference to the reasons why the Company is unable to provide more specificity at this time.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS, PAGE 29
-------------------------------------------------------------------------------

29. WE NOTE FROM THE SECOND PARAGRAPH ON PAGE 30 THAT YOU PLAN TO INCREASE YOUR FULL-TIME EMPLOYEES FROM 58 TO APPROXIMATELY 85. PLEASE DISCLOSE THESE FIGURES WHERE YOU DISCUSS THESE HIRING PLANS IN THE RISK FACTOR ENTITLED "WE RELY ON HIGHLY SKILLED PERSONNEL ..." ON PAGE 17. ALSO, PLEASE QUANTIFY THE ANTICIPATED IMPACT ON YOUR EARNINGS, BOTH IN THE RISK FACTOR AND IN THE MD&A DISCUSSION.

     The Company has revised the risk factor and the MD&A discussion in response to the Staff's comment. The Company supplementally advises the Staff that it cannot quantify the impact on its financial statements at this time because the impact will be dependent on the timing and compensation of the new hires; however, the Company has disclosed the qualitative impact of the new hires in the risk factor and the MD&A discussion.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS OVERVIEW
-------------------------------------------------------------------------------

REVENUE, PAGE 30
----------------

30. PLEASE REVISE YOUR DISCLOSURE TO CLARIFY THAT, AT PRESENT, YOUR REVENUE UNDER THE COLLABORATION AGREEMENT WITH WYETH RELATES SPECIFICALLY TO THE UP-FRONT FEE RECEIVED AND TO RESEARCH AND DEVELOPMENT REIMBURSEMENT PAYMENTS. INCLUDING THE REGULATORY AND SALES MILESTONES AND PRODUCT ROYALTIES IN YOUR REVENUE DISCUSSION IS CONFUSING, AS SALES MILESTONES AND PRODUCT ROYALTIES ARE CONTINGENT IN NATURE.

     In response to the Staff's comment, the Company has revised the MD&A discussion to provide a distinction between future and existing revenue.

CRITICAL ACCOUNTING POLICIES AND SIGNIFICANT JUDGMENTS AND ESTIMATES
REVENUE RECOGNITION, PAGE 32
-------------------------------------------------------------------------------

31. PLEASE DISCLOSE AND CLARIFY, BOTH HERE AND IN NOTE 1 TO YOUR CONSOLIDATED FINANCIAL STATEMENTS, HOW YOU WILL RECOGNIZE NON-SUBSTANTIVE MILESTONE PAYMENTS, AS YOUR STATEMENT THAT YOU WILL RECOGNIZE SUCH MILESTONES "AS IF THE (MILESTONE) PAYMENT WERE AN UP-FRONT FEE" IS VAGUE.

     The Company has revised the MD&A discussion and note 1 to its financial statements in response to the Staff's comment to clarify the Company's revenue recognition policy for payments that are not for substantive and at-risk milestones.

STOCK-BASED COMPENSATION, PAGE 33
---------------------------------

32. PLEASE DISCLOSE AND PROVIDE US WITH ADDITIONAL INFORMATION, BOTH HERE AND IN NOTE 10 TO YOUR CONSOLIDATED FINANCIAL STATEMENTS, REGARDING YOUR DETERMINATION OF THE VOLATILITY FACTOR RELATED TO YOUR SHARE-BASED PAYMENTS. THAT IS, CORRELATE YOUR SELECTION OF AN EXPECTED VOLATILITY FACTOR TO PARAGRAPH 23 OF SFAS NO. 123(R) AND PROVIDE FURTHER DETAIL AS TO HOW YOU IDENTIFIED "SIMILAR PUBLIC ENTITIES," AS DISCUSSED, FOR EXAMPLE, IN PARAGRAPHS A22 AND A139 OF SFAS NO. 123(R). SPECIFY HOW YOU CONSIDERED THE STAGE OF LIFE CYCLE, SIZE AND FINANCIAL LEVERAGE OF THE "SIMILAR PUBLIC ENTITIES" THAT YOU LOOKED TO IN ESTIMATING YOUR VOLATILITY FACTOR.

     In response to the Staff's comment, the Company has revised the disclosure on page 35 of the MD&A discussion and note 10 to its financial statements to include a discussion of the factors the Company used to identify similar public entities and corrected its statement that refers to the historical volatility of similar entities to appropriately state that its estimate is based on the expected volatility of similar entities. Supplementally, the Company advises the Staff that in identifying similar public companies, the Company identified entities that were based in the United States, in the biotechnology industry and conducting clinical trials to develop drugs for major therapeutic indications. In addition, these companies had all entered into a major alliance prior to their initial public offering. The Company believes that this approach is consistent with the guidance in SFAS No. 123(R).

RESEARCH AND DEVELOPMENT EXPENSES, PAGE 33
------------------------------------------

33. WE ACKNOWLEDGE YOUR DISCLOSURE THAT THE COMPANY CANNOT QUANTIFY PRECISELY THE INTERNAL RESEARCH AND DEVELOPMENT COSTS INCURRED ON A PROJECT-BY-PROJECT BASIS. PLEASE PROVIDE AS MUCH QUANTITATIVE AND QUALITATIVE INFORMATION AS POSSIBLE ON ANOTHER BASIS. ALTERNATIVE PRESENTATIONS COULD SHOW A BREAKDOWN OF INTERNAL VS. EXTERNAL COSTS INCURRED AND COULD DETAIL THESE COSTS FURTHER BY SOME OTHER CATEGORY. FOR EXAMPLE, INCLUDING THE COSTS INCURRED FOR PRECLINICAL, CLINICAL AND NON-CLINICAL TRIALS WOULD BE INFORMATIVE. PLEASE NOTE THAT OUR COMMENT ONLY PRESENTS A SUGGESTED FORMAT THAT IS INTENDED TO ALLOW INVESTORS TO BETTER UNDERSTAND THE COMPOSITION OF THESE EXPENSES. IF YOU DO NOT FEEL THIS PROPOSED FORMAT IS APPLICABLE TO YOUR BUSINESS, THEN PLEASE PROVIDE US SIMILAR DISCLOSURE IN ANOTHER FORMAT THAT WILL ALLOW AN INVESTOR THE DESIRED INSIGHTS INTO YOUR RESEARCH AND DEVELOPMENT COSTS.

     In response to the Staff's comment, the Company has revised the disclosure on page 31 of the MD&A discussion to include a breakdown of costs associated with research and preclinical programs and clinical development programs.

COMPARISON OF THREE MONTHS ENDED MARCH 31, 2005 AND 2006, PAGE 36
-----------------------------------------------------------------

34. WE NOTE GENERAL AND ADMINISTRATIVE EXPENSES INCREASED FROM $806,000 TO $2.8 MILLION DUE TO "HIGHER PROFESSIONAL FEES AND PERSONNEL-RELATED EXPENSES." PLEASE PROVIDE FURTHER DETAIL ABOUT THE PROFESSIONAL FEES AND PERSONNEL-RELATED EXPENSES TO EXPLAIN THE INCREASE. WHAT TYPES OF PROFESSIONAL FEES AND PERSONNEL-RELATED EXPENSES DID THE COMPANY INCUR, AND WHY?

     In response to the Staff's comment, the Company has revised the disclosure in the MD&A discussion to provide further detail to explain the increase in professional fees and personnel costs.

INCOME TAXES, PAGE 38
---------------------

35. WE NOTE THAT REGARDING THE $40 MILLION UP-FRONT FEE FROM WYETH, YOU "ARE ASSESSING WHETHER THERE WILL BE A TAXABLE IMPACT TO [YOUR] 2006 FEDERAL TAX RETURN AND IF SO, WHAT [YOUR] NET OPERATING LOSS OFFSETS WOULD BE AND THE SIZE OF THE POTENTIAL INCOME TAX PAYMENT." PLEASE UPDATE THIS DISCLOSURE TO DESCRIBE THE TAXABLE IMPACT OF THE $40 MILLION FEE, OR EXPLAIN IN YOUR DOCUMENT WHY YOU ARE UNABLE TO PROVIDE THIS INFORMATION.

     In response to the Staff's comment, the Company has revised the disclosure in the MD&A discussion. The Company supplementally advises the Staff that the primary assessment underlying the 2006 tax provision relates to the potential of net operating loss limitations due to IRC Section 382. The Company currently expects that there will be no limitation; however, this will not be finally determined until the terms of the offering are known.

RELATED PARTY TRANSACTIONS, PAGE 40
-----------------------------------

36. WE NOTE YOU ENTERED INTO A CONSULTING AGREEMENT WITH ONE OF YOUR CO-FOUNDERS AND STOCKHOLDERS AND THE WIFE OF YOUR CHIEF SCIENTIFIC OFFICER. PLEASE IDENTIFY THIS INDIVIDUAL BY NAME, AND FILE AS EXHIBITS THE 2002 AGREEMENT AND THE 2004 AMENDMENT.

     The Company has revised the disclosure and filed the agreement in response to the Staff's comment.

BUSINESS
--------

OVERVIEW, PAGE 42
-----------------

37. PLEASE EXPLAIN WHY A SECOND PHASE II TRIAL WILL BE NECESSARY FOR TRU-015 FOR RHEUMATOID ARTHRITIS.

     The Company has revised the disclosure in response to the Staff's comment to indicate that the second phase II trial is necessary to test a larger dose range of TRU-015.

OUR PRODUCT CANDIDATES, PAGE 44
-------------------------------

38. WE NOTE IN THE TABLE ON PAGE 45 THAT THE DEVELOPMENT STAGE OF TRU-015 FOR SYSTEMIC LUPUS ERYTHEMATOSUS IS "UNDISCLOSED." PLEASE DISCLOSE THIS INFORMATION. ALSO, DISCLOSE THE INDICATION THAT IS CURRENTLY DESCRIBED AS "UNDISCLOSED NICHE INDICATION." THIS INFORMATION IS MATERIAL TO INVESTORS. ADDITIONALLY, REVISE THE CORRESPONDING TEXTUAL DISCUSSION.

     The Company supplementally advises the Staff that it cannot, other than as set forth in Registration Statement, provide any further information regarding the current stage of development of TRU-015 for systemic lupus erythematosus because all of such development activity and information is managed by Wyeth. As the Company receives such information from Wyeth, and to the extent that it is material to investors, the Company intends to make timely disclosure thereof. In addition, the Company supplementally advises the Staff that the "undisclosed niche indication" is not material to investors because of the small size of the anticipated market and anticipated royalty revenue and because the amount of nonreimbursed Company resources devoted to such efforts is not material. The purpose of the "undisclosed niche indication" is primarily to support the Company's and Wyeth's efforts to receive marketing approval for TRU-015 in rheumatoid arthritis by providing the Company and Wyeth with early guidance as to areas of inquiry that may be made by the FDA in response to any pre-marketing approval application filed for TRU-015 in such indication. Also, the Company supplementally advises the Staff that the patient population for clinical trials in the "undisclosed niche indication" is sufficiently small that knowledge of the Company's efforts in such indication would provide sensitive competitive information to competitors such that they could quickly deplete the available patient population and thereby put the Company at a competitive disadvantage in fully enrolling such trials.

39. THE TABLE STATES A PHASE IIA TRIAL HAS BEEN INITIATED FOR THE UNDISCLOSED NICHE INDICATION. THE "OTHER INDICATIONS" PARAGRAPH ON PAGE 48, WHICH APPEARS TO BE DESCRIBING THE SAME INDICATION, STATES YOU ARE CURRENTLY ENROLLING A PHASE I/II STUDY. PLEASE RECONCILE.

        The Company has revised the disclosure in response to the Staff's comment to clarify in the table that a Phase I/II study has been initiated for the undisclosed niche indication.

COMMERCIALIZATION RIGHTS, PAGE 48
---------------------------------

40. WE NOTE YOU ENTERED INTO A WORLDWIDE LICENSING AND COMMERCIALIZATION AGREEMENT WITH WYETH. PLEASE DISCUSS THE MATERIAL TERMS OF THIS AGREEMENT, AND FILE IT AS AN EXHIBIT. IF THIS AGREEMENT IS THE SAME AGREEMENT DESCRIBED ON PAGE 50, PLEASE COMBINE THE DISCUSSIONS INTO ONE AGREEMENT.

        In response to the Staff's comment, the Company has revised the disclosure on page 49 to clarify that this is the same agreement described on page 50.

OTHER PRODUCT CANDIDATES, PAGE 49
---------------------------------

41. YOU STATE AT THE TOP OF PAGE 50 THAT YOU EXPECT YOUR SMIP TECHNOLOGY WILL ENABLE YOU TO BRING AT LEAST ONE ADDITIONAL PRODUCT CANDIDATE INTO CLINICAL TRIALS IN 2008 AND EACH YEAR THEREAFTER. PLEASE DELETE THIS PREDICTION FROM YOUR FILING. DUE TO THE UNCERTAINTY INHERENT IN THE DRUG DEVELOPMENT PROCESS, IT IS NOT APPROPRIATE TO INCLUDE PREDICTIONS SUCH AS THIS IN YOUR FILING.

        The Company has deleted this prediction in response to the Staff's comment.

OUR STRATEGIC COLLABORATION WITH WYETH, PAGE 50
-----------------------------------------------

42. IF THERE ARE ANY LIMITATIONS ON WYETH'S COMMERCIALIZATION RIGHTS TO TRU-015, SUCH AS GEOGRAPHIC LIMITATIONS, PLEASE REVISE TO DESCRIBE THEM.


        The Company supplementally advises the Staff that there are no limitations on Wyeth's commercialization rights to TRU-015.

43. PLEASE IDENTIFY AND DESCRIBE THE "CONFIDENTIAL TARGET" THAT IS REFERENCED IN THE THIRD AND FOURTH PARAGRAPHS OF THIS SECTION AND THE "NICHE INDICATION."


        The Company supplementally advises the Staff that the "confidential target" and "niche indication" are not material to investors given the small size of the anticipated market and anticipated royalty revenue and because the amount of nonreimbursed Company resources devoted to such efforts are not material. The purpose of the "niche indication" is primarily to support the Company's and Wyeth's efforts to receive marketing approval for TRU-015 in rheumatoid arthritis by providing them with early guidance as to areas of inquiry that may be made by the FDA in response to any pre-marketing approval application filed for TRU-015 in such indication. Also, the Company supplementally advises the Staff that the patient population for clinical trials in the "undisclosed niche indication" is sufficiently small that knowledge of the Company's efforts in such indication would provide sensitive competitive information to competitors such that they could quickly deplete the available patient population and thereby put the Company at a competitive disadvantage in fully enrolling such trials.

44. PLEASE PROVIDE A CLEARER DISCUSSION OF THE CONFIDENTIAL LIST PROVIDED TO YOUR LEGAL DEPARTMENT. IS THIS LIST A LIST OF TARGET INDICATIONS WITH RESPECT TO WHICH WYETH MAY HAVE COMMERCIALIZATION AND DEVELOPMENT RIGHTS? IT APPEARS THE LIST IS INFORMATION MAY BE MATERIAL TO INVESTORS. PLEASE EXPLAIN WHY YOU BELIEVE IT IS NOT. WE MAY HAVE FURTHER COMMENTS.

        The Company has revised the disclosure in response to the Staff's comment to provide a clearer discussion of the confidential list. The Company supplementally advises the Staff that the targets contained on the list are not material to investors because unless and until Wyeth identifies a target as being on the list and therefore within the collaboration, the Company is not obligated with respect to any such target nor is it prohibited from research and discovery activities directed to a particular target. In addition, the Company cannot provide any disclosure with respect to the targets contained on the list as it has been provided only to the Company's in-house counsel under an obligation of confidentiality. In the future, when Wyeth identifies targets on the list and therefore within the collaboration, and product candidates directed to that target advance to a stage of development that is material to investors, the Company intends to make timely disclosure thereof.

INTELLECTUAL PROPERTY, PAGE 52
------------------------------

45.     ARE ALL YOUR PENDING PATENT APPLICATIONS RELATED TO YOUR SMIP
        TECHNOLOGY?

        The Company supplementally advises the Staff that not all of its pending patent applications are related to its SMIP technology. The Company has pending patent applications related to its SMIP technology, product candidates and other aspects of its technology.

MANUFACTURING, PAGE 55
----------------------

46. PLEASE EXPLAIN WHAT PROPERTY YOU LICENSE FROM LONZA, AND DISCUSS GENERALLY THE CONSIDERATION YOU PAY TO LONZA FOR THESE RIGHTS.

        The Company has revised the disclosure in response to the Staff's comment. The Company supplementally advises the Staff that it licenses manufacturing technology and processes from Lonza and that the consideration paid for such license rights is cash.

47. PLEASE STATE THE DURATION AND TERMINATION PROVISIONS OF YOUR AGREEMENTS WITH LONZA.

        The Company has revised the disclosure on pages 15 and 56 in response to the Staff's comment.

LEGAL PROCEEDINGS, PAGE 59
--------------------------

48. PLEASE DISCUSS THE TYPE OF RELIEF MERCK IS SEEKING. IF IT IS SEEKING DAMAGES, DISCLOSE THE AMOUNT.

        The Company has revised the disclosure in response to the Staff's comment.

DIRECTOR CONSULTING AGREEMENT, PAGE 64
--------------------------------------

49. WE NOTE YOU REFERENCE THIS DISCUSSION IN YOUR CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS DISCUSSION ON PAGE 73. PLEASE STATE THE CONSIDERATION PAID TO DR. BRETTMAN DURING EACH YEAR UNDER THE CONSULTING AGREEMENT.

     The Company has revised the disclosure in response to the Staff's comment to state that the Company has paid no consideration to Dr. Brettman under the consulting agreement.

PRINCIPAL SHAREHOLDERS, PAGE 74
-------------------------------

50. PLEASE IDENTIFY THE NATURAL PERSON OR PERSONS WHO BENEFICIALLY OWN THE SHARES HELD BY OXFORD BIOSCIENCE PARTNERS.

     The Company has revised footnote number 3 to the principal stockholders table in response to the Staff's comment.

MATERIAL UNITED STATES FEDERAL TAX CONSIDERATIONS FOR NON-U.S. HOLDERS OF COMMON STOCK, PAGE 82
-------------------------------------------------------------------------------

51. PLEASE DELETE "CERTAIN" FROM THE FIRST SENTENCE OF THIS SECTION. YOU SHOULD DISCUSS ALL THE MATERIAL TAX CONSIDERATIONS.

     The Company has revised the disclosure in response to the Staff's comment.

52. PLEASE STATE YOU "URGE" INVESTORS TO CONSULT THEIR OWN TAX ADVISORS INSTEAD OF STATING THEY "SHOULD" DO SO IN THE CAPITALIZED LEGENDS ON PAGES 82 AND 84.

     The Company has revised the disclosure in response to the Staff's comment.

53. PLEASE REMOVE FROM THE LEGEND ON PAGE 84 THE STATEMENT THAT THE TAX DISCUSSION "IS FOR GENERAL INFORMATION ONLY" AND THAT "IT IS NOT TAX ADVICE."

     The Company has revised the disclosure in response to the Staff's comment.

FINANCIAL STATEMENTS
--------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
------------------------------------------

NOTE 9.  COMMITMENTS AND CONTINGENCIES
--------------------------------------

OPERATING LEASE COMMITMENTS, PAGES F-21 AND F-22
------------------------------------------------

54. PLEASE REVISE YOUR DISCLOSURE, BOTH HERE AND IN NOTE 1, TO CLARIFY IN WHAT LINE ITEM ON YOUR STATEMENTS OF OPERATIONS YOU ARE RECOGNIZING THE AMORTIZATION OF THE $1 MILLION IN DEFERRED RENT

     RELATED TO YOUR LESSOR'S LEASEHOLD IMPROVEMENT INCENTIVE REIMBURSEMENT. REFER TO QUESTION 2 OF FTB NO. 88-1. TELL US THE BASIS FOR HOW YOU RECORDED THE AMORTIZATION.

     In response to the Staff's comment, the Company has revised the disclosure on pages F-12 and F-22 to state the basis for the amortization.

NOTE 10. STOCKHOLDERS' EQUITY (DEFICIT), PAGES F-23-F28
-------------------------------------------------------

55. WHEN YOU HAVE DISCLOSED AN ESTIMATED OFFERING PRICE, PLEASE DISCLOSE IN THE FINANCIAL STATEMENTS, AT A MINIMUM, THE FOLLOWING INFORMATION FOR EQUITY INSTRUMENTS GRANTED DURING THE 12 MONTHS PRIOR TO THE DATE OF THE MOST RECENT BALANCE SHEET INCLUDED IN THE FILING:

     o FOR EACH GRANT DATE, THE NUMBER OF OPTIONS OR SHARES GRANTED; THE EXERCISE PRICE; THE FAIR VALUE OF THE COMMON STOCK; AND THE INTRINSIC VALUE, IF ANY, PER OPTION;

     o WHETHER OR NOT THE VALUATION, USED TO DETERMINE THE FAIR VALUE OF THE EQUITY INSTRUMENTS WAS CONTEMPORANEOUS OR RETROSPECTIVE; AND

     o    WHETHER OR NOT THE VALUATION SPECIALIST WAS A RELATED PARTY.

     The Company respectfully acknowledges the Staff's comment and advises the Staff that the Company intends to further amend the Registration Statement to include unaudited financial statements for the six months ended June 30, 2006 and to continue to update the table on page F-27 as of the most recent balance sheet date

56. PROVIDE THE ABOVE INFORMATION TO US FOR EQUITY INSTRUMENTS ISSUED SUBSEQUENT TO THE BALANCE SHEET DATE THROUGH YOUR LATEST RESPONSE.

     The Company supplementally submits to the Staff the following table that summarizes all option grants, excluding non-employee grants, during the review period April 1, 2006 through July 17, 2006.

                                                        Fair Value
                        Number of                      Estimate Per       Intrinsic
                         Options        Exercise       Common Share       Value Per
Date of issuance        Granted          Price                          Option Share
----------------       ----------       --------       ------------     ------------
April 2006               120,000          $1.33           $3.10             $1.77
April 2006                98,000          $1.49           $3.10             $1.61
May 2006                 118,500          $1.49           $3.10             $1.61


57. DISCLOSE IN "MANAGEMENT'S DISCUSSION AND ANALYSIS" THE INTRINSIC VALUE OF YOUR OUTSTANDING VESTED AND UNVESTED OPTIONS BASED ON THE ESTIMATED IPO PRICE AND THE OPTIONS OUTSTANDING AS OF THE MOST RECENT BALANCE-SHEET DATE PRESENTED.

        In response to the Staff's comment, the Company has revised the MD&A discussion on page 36 to include the number of vested and unvested options outstanding as of the most recent balance sheet date and the weighted-average price of those options. As a result, once the estimated IPO price is filed, the intrinsic value of vested and unvested stock options may be readily derived from the Registration Statement.

58. PLEASE DISCLOSE THE FOLLOWING INFORMATION IN THE MANAGEMENT'S DISCUSSION AND ANALYSIS RELATING TO YOUR ISSUANCES OF EQUITY INSTRUMENTS:

     o A DISCUSSION OF SIGNIFICANT FACTORS, ASSUMPTIONS AND METHODOLOGIES USED IN DETERMINING FAIR VALUE;

     o A DISCUSSION OF EACH SIGNIFICANT FACTOR CONTRIBUTING TO THE DIFFERENCE BETWEEN THE FAIR VALUE AS OF THE DATE OF EACH GRANT AND THE ESTIMATED IPO PRICE; OR IF A CONTEMPORANEOUS VALUATION BY AN UNRELATED VALUATION SPECIALIST WAS OBTAINED SUBSEQUENT TO THE GRANTS BUT PRIOR TO THE IPO, THE FAIR VALUE AS DETERMINED BY THAT VALUATION SPECIALIST; AND

     o THE VALUATION ALTERNATIVE SELECTED AND THE REASON MANAGEMENT CHOSE NOT TO OBTAIN A CONTEMPORANEOUS VALUATION BY AN UNRELATED VALUATION SPECIALIST.

     The Company respectfully submits to the Staff that it has already provided the requested information beginning on page 34. The Company considered a number of factors in determining the fair value of its common stock and did not intend to rely upon a contemporaneous valuation. The Company believes its Board of Directors possesses significant expertise in this area, and therefore a contemporaneous valuation was not necessary. As indicated on page 36, the Company reassessed the estimated fair value of its common stock in light of the estimated completion of the offering. The Company believes that its reassessment of fair value is appropriate and is a preferable approach relative to the values that may have been derived from contemporaneous valuations.

59. PLEASE PROVIDE A CONSENT FROM YOUR VALUATION SPECIALIST AND INCLUDE THE VALUATION SPECIALIST IN THE "EXPERTS" SECTION OF THE FILING.


     The Company respectfully submits to the Staff that the valuation was only one of a number of factors that the Company considered in its fair value estimate reassessment and therefore it is not necessary to provide a consent from its valuation specialist or include the valuation specialist in the "Experts" section of the filing.

ITEM 16.  EXHIBITS AND FINANCIAL STATEMENT SCHEDULES, PAGE II-3
---------------------------------------------------------------

60. WE NOTE SOME OF YOUR EXHIBITS ARE NOT YET FILED. PLEASE BE AWARE THAT WHEN YOU FILE THEM, WE MAY HAVE COMMENTS ON THEM. ALL COMMENTS WILL NEED TO BE RESOLVED PRIOR TO EFFECTIVENESS.

     The Company acknowledges the Staff's comment.

        Please direct your questions or comments regarding this letter or Amendment No. 1 to the Registration Statement to the undersigned or Mark J. Handfelt of this office at (206) 883-2500. Thank you for your assistance.


                                   Sincerely,


                                   WILSON SONSINI GOODRICH & ROSATI
                                   Professional Corporation

                                   /s/ Patrick J. Schultheis
                                   -------------------------
                                   Patrick J. Schultheis


Enclosures

cc (w/encl):  Peter A. Thompson, M.D., FACP
              TRUBION PHARMACEUTICALS, INC.

              Mark J. Handfelt, Esq.
              WILSON SONSINI GOODRICH & ROSATI, PROFESSIONAL CORPORATION

              Bruce K. Dallas, Esq.
              DAVIS POLK & WARDWELL